Related Party Transactions (Significant Related Party Transactions with the Sogou Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Expenses of research and development undertaken by Sohu	$ 670	$ 707	$ 788
Sohu [Member]
Related Party Transaction [Line Items]
Expenses of research and development undertaken by Sohu	670	707	788
Share-based compensation expense undertaken by related party	0	4	49
Others	464	41	0
Tencent [Member]
Related Party Transaction [Line Items]
Share-based compensation expense undertaken by related party	88	682	763
Others	3,463	3,137	1,292
Online Marketing Service Revenue [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Revenue from transactions with related party	677	348	88
Online Marketing Service Revenue [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Revenue from transactions with related party	40,578	15,599	8,634
Online Marketing Service Expense [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	2,123	3,010	3,788
Online Marketing Service Expense [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	393	1,123	2,482
Online Marketing Service Expense [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	108,542	61,565	32,774
Bandwidth Service Expense [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	4,183	3,299	2,929
Rental Expense [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	8,369	8,091	5,484
Rental Expense [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	$ 383	$ 378	$ 414